Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 2,163	$ 1,054
Government Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	1,201	414
Derivatives [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	713	292
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 249	$ 348